--------------------------------------------------------------------------------
NEW YORK
DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 2000 through October 31, 2000.

The Fund had net assets of $484,385,498 and 1,910 active shareholders as of October 31, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date    Yield     (Note 1)       Moody's  & Poor's
   ------                                                                         ----    -----      ------        -------  --------
Tax Exempt Investments (11.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,300,000   Broome Delaware BOCES RAN (c)                                     06/29/01    4.54%   $  5,301,662
  8,500,000   Cattaraugus County, NY Allegany
              Limestone Central School District BAN - Series 2000 (c)           10/30/01    4.40       8,502,367
  4,900,000   Steuben, Schuyler & Chemung Counties, NY
              Corning Community College Regional Board of Education (c)         08/17/01    4.44       4,901,823
  3,200,000   Leroy, NY Central School District RAN (c)                         06/29/01    4.44       3,201,007
  2,400,000   Marion, NY Central School District (c)                            06/20/01    4.48       2,401,082
  3,500,000   Monroe County, NY BOCES RAN (First Supervisory District) (c)      06/28/01    4.59       3,501,075
  4,500,000   Onondaga & Oswego Counties, NY
              Phoenix Central School District GO RAN (c)                        06/29/01    4.54       4,507,752
  7,475,000   Ontario County, NY Canadaigua Central School District BAN (c)     03/29/01    4.25       7,475,881
  2,400,000   Schoharie, Otsago & Montgomery, NY
              Cobleskill-Richmondville Central School District (c)              06/28/01    4.59       2,400,739
  4,900,000   Sydney, NY Central School District                                11/15/00    3.88       4,900,986     MIG-1
  4,900,000   Warren County, NY Glens Falls Central School District (c)         06/29/01    4.54       4,901,531
  2,626,920   Wayne County, NY Lyons Central School District (c)                05/01/01    4.34       2,628,158
  3,000,000   Wayne County, NY Williamson Central School District RAN (c)       06/29/01    4.54       3,000,927
-----------                                                                                           ----------
 57,601,920   Total Tax Exempt Investments                                                            57,624,990
-----------                                                                                           ----------
Variable Rate Demand Instruments (b) (71.20%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Babylon County, NY IDA Resource Recovery (Babylon Project)
              LOC Union Bank of Switzerland                                     12/01/24    4.70%   $  2,100,000               A1+
  1,700,000   Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                   01/01/20    4.20       1,700,000     VMIG-1    A1+
  1,000,000   Islip, NY Brentwood IDA (c)
              LOC Fleet National Bank                                           05/01/09    4.25       1,000,000
  5,150,000   Jefferson County, NY IDA IDRB (c)
              LOC PNC Bank, N.A.                                                10/01/13    4.40       5,150,000
  1,300,000   Long Island Power Authority RB - Series 7, - Subseries 7-A
              Insured by MBIA Insurance Corp.                                   04/01/25    4.25       1,300,000     VMIG-1    A1+
  5,000,000   Long Island Power Authority RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                   04/01/25    4.20       5,000,000     VMIG-1    A1+
  1,370,000   Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A               07/01/15    4.10       1,370,000     VMIG-1    A1+
    755,000   Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B               07/01/23    4.10         755,000     VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity             Value                  Standard
   Amount                                                                         Date    Yield     (Note 1)       Moody's  & Poor's
   ------                                                                         ----    -----      ------        -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,995,000   Metropolitan Transit Authority, NY
              LOC Dexia CLF                                                     07/01/14    4.34%  $ 1,995,000                A1+
  2,500,000   Monroe County, NY IDA - Series A
              LOC First Union National Bank                                     06/01/29    4.40     2,500,000     VMIG-1
  1,700,000   New York City, NY GO - Subseries A-5
              LOC KBC Bank                                                      08/01/15    4.55     1,700,000     VMIG-1     A1+
  4,400,000   New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                 08/01/20    4.75     4,400,000     VMIG-1     A1+
  4,250,000   New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                 08/01/21    4.75     4,250,000     VMIG-1     A1+
  3,400,000   New York City, NY GO - Series B
              Insured by FGIC                                                   10/01/20    4.75     3,400,000     VMIG-1     A1+
  1,200,000   New York City, NY GO - Series B, Subseries B-4
              Insured by MBIA Insurance Corp.                                   08/15/23    4.55     1,200,000     VMIG-1     A1+
  3,300,000   New York City, NY GO - Series B-2, Subseries B-5
              Insured by MBIA Insurance Corp.                                   08/15/09    4.60     3,300,000     VMIG-1     A1+
  1,315,000   New York City, NY GO - Series B-6
              Insured by MBIA Insurance Corp.                                   08/15/05    4.60     1,315,000     VMIG-1     A1+
  2,350,000   New York City, NY GO - Series E-2
              LOC Morgan Guaranty Trust Company                                 08/01/20    4.75     2,350,000     VMIG-1     A1+
 18,150,000   New York City, NY GO - Series E-3
              LOC Morgan Guaranty Trust Company                                 08/01/23    4.75    18,150,000     VMIG-1     A1+
  7,500,000   New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21    4.75     7,500,000     VMIG-1     A1+
 20,000,000   New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/22    4.75    20,000,000     VMIG-1     A1+
  3,000,000   New York City, NY GO - Series 1996F
              LOC Dexia CLF                                                     02/01/19    4.35     3,000,000                A1+
  3,800,000   New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/10    4.75     3,800,000     VMIG-1     A1+
  4,500,000   New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/15    4.75     4,500,000     VMIG-1     A1+
  5,000,000   New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/16    4.75     5,000,000     VMIG-1     A1+
 11,000,000   New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/17    4.75    11,000,000     VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ----------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date    Yield     (Note 1)    Moody's  & Poor's
   ------                                                                            ----    -----      ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,000,000   New York City, NY GO - Subseries E-6
              Insured by FGIC                                                      08/01/19    4.75%  $  8,000,000  VMIG-1     A1+
  3,000,000   New York City, NY GO - Subseries PF-4
              LOC Morgan Guaranty Trust Company                                    02/15/13    4.20      3,000,000  VMIG-1     A1+
  2,000,000   New York City, NY GO
              Insured by MBIA Insurance Corp.                                      05/15/28    4.40      2,000,000             A1+
  2,900,000   New York City, NY Housing Development Corporation
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                       05/01/30    4.10      2,900,000             A1
  6,525,000   New York City, NY Housing Development Corporation Multifamily
              Rent Housing (Jane Street Development)
              Collateralized by Federal National Mortgage Association              09/15/28    4.25      6,525,000             A1+
  1,325,000   New York City, NY Housing Development Corporation Multifamily RB
              (Queenswood Apartment Project)
              LOC National City Bank                                               02/01/17    4.10      1,325,000  VMIG-1     A1
 11,300,000   New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank Ltd                                                     11/01/24    4.20     11,300,000  VMIG-1     A1+
 12,100,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                                      06/15/22    4.55     12,100,000  VMIG-1     A1+
  6,400,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                                      06/15/23    4.55      6,400,000  VMIG-1     A1+
  9,000,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              LOC Dexia CLF                                                        06/15/33    4.55      9,000,000  VMIG-1     A1+
  5,000,000   New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                      06/15/23    4.35      5,000,000             A1+
  3,555,000   New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                      06/15/29    4.35      3,555,000             A1+
  5,245,000   New York City, NY Trust for Cultural Resources (Carnegie Hall) - Series 1990
              LOC Westdeutsche Landesbank                                          12/01/10    4.15      5,245,000  VMIG-1     A1+
  6,400,000   New York City Transitional Finance Authority - Subseries B-1         11/01/27    4.60      6,400,000  VMIG-1     A1+
  7,500,000   New York City Transitional Finance Authority - Subseries B-2         11/01/26    4.60      7,500,000  VMIG-1     A1+
  3,100,000   New York City Transitional Finance Authority - Series C
              LOC Bayerische Landesbank                                            05/01/28    4.60      3,100,000  VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                   Ratings (a)
                                                                                                                  -------------
    Face                                                                            Maturity            Value              Standard
   Amount                                                                             Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                             ----    -----     ------    -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto Dominion Bank                                             07/01/29  4.10% $  3,000,000            A1+
  3,700,000   New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series B
              LOC Chase Manhattan Bank, N.A.                                        07/01/19  4.60     3,700,000   VMIG-1   A1+
  2,000,000   New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989A
              LOC Chase Manhattan Bank, N.A.                                        07/01/19  4.60     2,000,000   VMIG-1   A1+
  7,995,000   New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989D
              LOC Chase Manhattan Bank, N.A.                                        07/01/19  4.15     7,995,000   VMIG-1   A1+
  2,100,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985A
              LOC Toronto Dominion Bank                                             07/01/15  4.75     2,100,000            A1+
 11,300,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                                12/01/25  4.60    11,300,000     P1
  6,000,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A
              LOC Toronto Dominion Bank                                             03/01/27  4.50     6,000,000     P1
  1,100,000   New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                             12/01/25  4.60     1,100,000     P1
  1,200,000   New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                             12/01/26  4.65     1,200,000     P1
  5,000,000   New York State HFA RB (E 39th Street Housing)
              LOC Key Bank, N.A.                                                    11/01/32  4.15     5,000,000   VMIG-1
 12,000,000   New York State HFA (Normandie Court Project)
              Collateralized by Federal National Mortgage Association               11/01/29  4.25    12,000,000   VMIG-1
 12,000,000   New York State HFA (Saxony Housing) - Series 1997A
              LOC Chase Manhattan Bank, N.A.                                        11/01/30  4.20    12,000,000     P1
  4,000,000   New York State HFA RB (Union Square Housing)
              Collateralized by Federal National Mortgage Association               05/15/24  4.20     4,000,000   VMIG-1
  7,200,000   New York State HFA (70 Battery Place) - Series A
              Collateralized by Federal National Mortgage Association               05/15/29  4.25     7,200,000   VMIG-1
  2,400,000   New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                                 04/01/25  4.05     2,400,000   VMIG-1   A1+
  1,000,000   New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                               04/01/25  4.05     1,000,000   VMIG-1   A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                              ----     -----   ------     ------- --------

Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    900,000  New York State Medical Care Facility Financial Authority
              LOC Chase Manhattan Bank, N.A.                                          11/01/15  4.10% $     900,000  VMIG-1
   9,995,000  New York State Medical Care Facilities RB
              LOC Merrill Lynch & Company, Inc.                                       02/15/25  4.34      9,995,000           A1+
     300,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                          11/01/03  4.05        300,000  VMIG-1
   4,100,000  New York State Thruway Authority General RB
              Insured by FGIC                                                         01/01/24  4.60      4,100,000  VMIG-1   A1+
  15,000,000  Niagara County, NY IDA (American Refuel Company)
              LOC Chase Manhattan Bank, N.A.                                          11/15/26  4.20     15,000,000    P1     A1+
     995,000  Port Authority of New York & New Jersey                                 12/01/12  4.39        995,000           A1+
   6,300,000  Port Authority of New York & New Jersey Versitile Structure Obligation  08/01/24  4.60      6,300,000  VMIG-1   A1+
   2,000,000  Puerto Rico Commonwealth
              Insured by AMBAC Indemnity Corp.                                        07/01/10  3.98      2,000,000           A1+
   2,000,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Banco Santander                                                     10/01/21  3.85      2,000,000           A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)             12/01/33  4.33      2,000,000           A1
   3,200,000  Solomon R. Guggenheim Foundation Trusty for Cultural Resources
              LOC Union Bank of Switzerland                                           12/01/15  4.45      3,200,000           A1+
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Incorporated Project) - Series 1994
              LOC Banc One Capital Market                                             12/01/14  4.50      5,000,000           A1+
 -----------                                                                                            -----------
 344,870,000  Total Variable Rate Demand Instruments                                                    344,870,000
 -----------                                                                                            -----------
Put Bonds (d) (2.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 12,455,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                          04/11/01  4.65% $  12,455,000           A1+
  ----------                                                                                            -----------
  12,455,000  Total Put Bonds                                                                            12,455,000
  ----------                                                                                            -----------
Tax Exempt Commercial Paper (12.82%)
------------------------------------------------------------------------------------------------------------------------------------
$ 11,000,000  Long Island Power Authority (Electric System Subordinated) - Series 3
              LOC Bayerische Landesbank/Westdeutsche Landesbank                       11/07/00  4.10% $  11,000,000  VMIG-1   A1+
   2,000,000  Long Island Power Authority (Electric System Subordinated)
              LOC Bayerische Landesbank/Westdeutsche Landesbank                       11/15/00  4.20      2,000,000  VMIG-1   A1+
   8,000,000  MTA Transportation Facilities Special Obligation BAN 1998B - Series CP-1
              LOC ABN AMRO Bank N.A.                                                  11/09/00  4.10      8,000,000    P1     A1+
   2,000,000  New York City, NY GO Bond Fiscal 1994 - Series H-6
              Insured by MBIA Insurance Corp.                                         11/15/00  4.20      2,000,000   MIG-1   A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date      Yield  (Note 1)    Moody's & Poor's
   ------                                                                              ----      -----   ------     -------  -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  New York City Municipal Water Finance Authority - Series 5B
              LOC Bayerische Landesbank/Westdeutsche Landesbank/
              Landesbank Hessen                                                        11/08/00   4.25% $  3,000,000    P1      A1+
   4,000,000  New York City Municipal Water Finance Authority
              LOC Canadian Imperial Bank of Commerce                                   11/09/00   4.30     4,000,000    P1      A1+
   4,000,000  New York Power Authority - Series 4                                      12/05/00   4.20     4,000,000    P1      A1
   5,000,000  New York Power Authority - Series 4                                      12/06/00   4.10     5,000,000    P1      A1
   5,500,000  New York State Environmental Facilities Corporation
              Solid Waste Refunding RB - Series 1997A                                  11/15/00   4.20     5,500,000    P1      A1+
   2,600,000  New York State Environmental Quality
              LOC Bayerische Landesbank/Landesbank Hessen                              12/13/00   4.20     2,600,000  VMIG-1    A1+
  15,000,000  New York Triborough Bridge Tunnel Authority BAN - Series A               01/24/01   4.45    15,000,000  VMIG-1    SP1+
  ----------                                                                                             -----------
  62,100,000  Total Tax Exempt Commercial Paper                                                           62,100,000
  ----------                                                                                             -----------
Variable Rate Demand Instruments - Participations (b) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$     23,294  Texpak Incorporated Project
              LOC Chase Manhattan Bank, N.A.                                           01/01/01   6.18% $     23,294    P1      A1
  ----------                                                                                             -----------
      23,294  Total Variable Rate Demand Instruments - Participations                                         23,294
  ----------                                                                                             -----------
Variable Rate Demand Instruments - Private Placements (b) (2.12%)
------------------------------------------------------------------------------------------------------------------------------------

$     48,567  Adirondack Transit Lines
              LOC Key Bank, N.A.                                                       02/01/01   5.70% $     48,567    P1      A1
   6,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                            09/01/21   6.18     6,500,000    P1      A1
   2,765,000  New York City Civic Facilities IDA RB 1997
              (Epiphany Community Nursery School Project)
              LOC Bank of New York                                                     05/01/11   4.38     2,765,000  VMIG-1
     237,083  Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                       07/01/15   5.70       237,083    P1      A1
     748,750  Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                       04/01/16   5.70       748,750    P1      A1
  ----------                                                                                            ------------
  10,299,400  Total Variable Rate Demand Instruments - Private Placements                                 10,299,400
  ----------                                                                                            ------------
              Total Investments (100.62%) (Cost $487,372,684+)                                           487,372,684
              Liabilities in Excess of Cash and Other Assets (-0.62%)                                  (   2,987,186)
                                                                                                        ------------
              Net Assets (100.00%)                                                                      $484,385,498
                `                                                                                       ============
              Net Asset Value offering and redemption price per share:
              Class A Shares,  320,860,929 shares outstanding (Note 3)                                  $       1.00
                                                                                                        ============
              Class B Shares,   57,636,364 shares outstanding (Note 3)                                  $       1.00
                                                                                                        ============
              Evergreen Shares, 20,186,715 shares outstanding (Note 3)                                  $       1.00
                                                                                                        ============
              Victory Shares,   85,705,193 shares outstanding (Note 3)                                  $       1.00
                                                                                                        ============

              +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:

    BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
    ERDA      =   Energy and Research Development Authority      LOC       =    Letter of Credit
    FGIC      =   Financial Guaranty Insurance Company           PCFA      =    Pollution Control Financial Authority
    FHA       =   Federal Housing Administration                 PCRB      =    Pollution Control Revenue Bond
    GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
    HFA       =   Housing Finance Authority                      RB        =    Revenue Bond
    IDA       =   Industrial Development Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2000
(UNAUDITED)
================================================================================


INVESTMENT INCOME
Income:

  Interest..............................................................   $    9,811,793
                                                                           --------------
Expenses: (Note 2)

  Investment management fee.............................................          699,423

  Administration fee....................................................          489,596

  Shareholder servicing fee (Class A)...................................          307,041

  Shareholder servicing fee (Evergreen shares)..........................           18,520

  Shareholder servicing fee (Victory shares)............................           82,771

  Custodian expenses....................................................           32,699

  Shareholder servicing and
      related shareholder expenses+.....................................          216,282

  Legal, compliance and filing fees.....................................           33,127

  Audit and accounting..................................................           45,065

  Directors' fees and expenses..........................................           12,463

  Other expenses........................................................           14,003
                                                                           --------------
      Total expenses....................................................        1,950,990
      Less: Expenses paid indirectly....................................   (       -0-   )
                                                                            -------------
          Net expenses..................................................        1,950,990
                                                                           --------------
Net investment income...................................................        7,860,803



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................          -0-
                                                                           --------------
Increase in net assets from operations...................................  $    7,860,803
                                                                           ==============

+ Includes class specific transfer agency expenses of $145,471, $14,472, $8,774, $39,215 for Class A, Class B, Evergreen, and Victory shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                     Six Months
                                                                       Ended                    Year
                                                                   October 31, 2000            Ended
                                                                     (Unaudited)           April 30, 2000
                                                                   ---------------         ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income.........................................   $     7,860,803         $    12,514,692
  Net realized gain (loss) on investments.......................            -0-                     -0-
                                                                   ---------------         ---------------
  Increase in net assets from operations........................         7,860,803              12,514,692
Dividends to shareholders from net investment income
  Class A.......................................................   (     5,136,936)*       (    10,128,205)*
  Class B.......................................................   (     1,034,656)*       (       776,671)*
  Evergreen shares..............................................   (       309,255)*       (       316,654)*
  Victory shares................................................   (     1,379,956)*       (     1,293,162)*
Capital share transactions (Note 3)
  Class A.......................................................   (     2,357,833)        (   150,749,733)
  Class B.......................................................        18,359,380              31,899,945
  Evergreen shares..............................................         2,000,805              18,185,910
  Victory shares................................................        19,959,697              65,745,496
                                                                   ---------------         ---------------
      Total increase (decrease).................................        37,962,049         (    34,918,382)
Net assets:
  Beginning of period...........................................       446,423,449             481,341,831
                                                                   ---------------         ---------------
  End of period.................................................   $   484,385,498         $   446,423,449
                                                                   ===============         ===============

* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Evergreen and Victory shares commenced on August 27,1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $115,579 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At October 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $484,387,512. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                 Six Months
                                                    Ended                              Year
                                              October 31, 2000                        Ended
                                                (Unaudited)                       April 30, 2000
                                                ------------                      --------------
CLASS A
-------
Sold......................................      395,275,494                         629,533,666
Issued on reinvestment of dividends.......        4,916,430                           9,990,794
Redeemed..................................     (402,549,757)                       (790,274,193)
                                                -----------                         -----------
Net increase (decrease)...................     (  2,357,833)                       (150,749,733)
                                                ===========                         ===========
                                                 Six Months
                                                    Ended                              Year
                                              October 31, 2000                        Ended
                                                (Unaudited)                       April 30, 2000
                                                ------------                      --------------
CLASS B
-------
Sold......................................      159,841,399                         187,905,596
Issued on reinvestment of dividends.......          948,090                             713,071
Redeemed..................................     (142,430,109)                       (156,718,722)
                                                -----------                         -----------
Net increase (decrease)...................       18,359,380                          31,899,945
                                                ===========                         ===========

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                                                Six Months
                                                   Ended                          August 27, 1999
                                             October 31, 2000                (Commencement of Offering)
                                               (Unaudited)                        to April 30, 2000
                                               ------------                       -----------------
EVERGREEN SHARES
----------------
Sold......................................       17,111,766                           46,384,646
Issued on reinvestment of dividends.......          309,202                              315,190
Redeemed..................................     ( 15,420,163)                        ( 28,513,926)
                                                -----------                          -----------
Net increase (decrease)...................        2,000,805                          18,185,910
                                                ===========                          ===========
                                                Six Months
                                                   Ended                          August 27, 1999
                                             October 31, 2000                (Commencement of Offering)
                                               (Unaudited)                        to April 30, 2000
                                               ------------                        -----------------
VICTORY SHARES
---------------
Sold......................................       68,599,107                          136,468,489
Issued on reinvestment of dividends.......        1,379,760                            1,293,058
Redeemed..................................     ( 50,019,170)                        ( 72,016,051)
                                                -----------                          -----------
Net increase (decrease)...................       19,959,697                           65,745,496
                                                ===========                          ===========



4. Sales of Securities

Accumulated undistributed realized losses at October 31, 2000 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 77% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights

                                                Six Months                              Year Ended April 30,
 Class A                                           Ended           ----------------------------------------------------------------
 -------                                       October 31, 2000      2000         1999          1998          1997           1996
                                               ----------------    --------     --------      --------      --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..            $  1.00          $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                                  --------         --------     --------      --------      --------      --------
Income from investment operations:
   Net investment income.......................      0.017            0.026        0.025         0.029         0.028         0.030
Less distributions:
   Dividends from net investment income           (  0.017)        (  0.026)    (  0.025)     (  0.029)     (  0.028)     (  0.030)
                                                   -------          -------      -------       -------       -------       -------
Net asset value, end of period.................   $  1.00          $  1.00      $  1.00       $   1.00      $  1.00       $  1.00
                                                  ========         ========     ========      ========      ========      ========
Total Return...................................      1.70%**          2.62%        2.48%          2.90%        2.80%         3.08%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 320,858        $ 323,216    $ 473,965     $  370,044    $ 323,746     $ 283,368
Ratios to average net assets:
  Expenses.....................................      0.87%*           0.86%        0.85%          0.85%        0.82%         0.84%
  Net investment income........................      3.34%*           2.59%        2.43%          2.85%        2.76%         3.02%


                                                                                  Year Ended
                                                Six Months                         April 30,                 October 10, 1996
 CLASS B                                           Ended           -----------------------------------    (Commencement of Sales) to
 -------                                       October 31, 2000      2000         1999          1998           April 30, 1997
                                               ----------------    -------      --------      --------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..            $  1.00          $  1.00      $  1.00       $  1.00           $  1.00
                                                  --------         --------     --------      --------          --------
Income from investment operations:
   Net investment income.......................      0.018            0.028        0.027         0.031             0.017
Less distributions:
   Dividends from net investment income           (  0.018)        (  0.028)    (  0.027)     (  0.031)         (  0.017)
                                                   -------          -------      -------       -------           -------
Net asset value, end of period.................   $  1.00          $  1.00      $  1.00       $  1.00           $  1.00
                                                  ========         ========     ========      ========          ========
Total Return...................................      1.82%**          2.84%        2.70%         3.12%             3.02%*
Ratios/Supplemental Data
Net assets, end of period (000)................   $  57,636        $  39,277    $   7,377    $    4,412          $     7
Ratios to average net assets:
  Expenses.....................................      0.62%*           0.64%        0.64%         0.64%             0.62%*
  Net investment income........................      3.57%*           2.87%        2.68%         2.94%             2.99%*

*    Annualized
**   Unannualized

--------------------------------------------------------------------------------



================================================================================
6. Financial Highlights (Continued)

                                                             Six Months                August 27, 1999
EVERGREEN SHARES                                               Ended              (Commencement of Offering)
----------------                                           October 31, 2000            to April 30, 2000
                                                           ----------------            -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........               $  1.00                      $  1.00
                                                              --------                     --------
Income from investment operations:
   Net investment income.......................                  0.017                        0.018
Less distributions:
   Dividends from net investment income                       (  0.017)                    (  0.018)
                                                               -------                      -------
Net asset value, end of period.................               $  1.00                      $  1.00
                                                              ========                     ========
Total Return...................................                  1.70%**                      1.84%**
Ratios/Supplemental Data
Net assets, end of period (000)................               $  20,187                    $  18,186
Ratios to average net assets:
   Expenses....................................                  0.87%*                       0.86%*
   Net investment income.......................                  3.34%*                       2.59%*

                                                             Six Months                August 27, 1999
VICTORY SHARES                                                 Ended              (Commencement of Offering)
--------------                                             October 31, 2000            to April 30, 2000
                                                           ----------------            -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........               $  1.00                      $  1.00
                                                              --------                     --------
Income from investment operations:
   Net investment income.......................                  0.017                        0.018
Less distributions:
   Dividends from net investment income                       (  0.017)                    (  0.018)
                                                               -------                      -------
Net asset value, end of period.................               $  1.00                      $  1.00
                                                              ========                     ========
Total Return...................................                  1.70%**                      1.84%**
Ratios/Supplemental Data
Net assets, end of period (000)................               $  85,704                    $  65,745
Ratios to average net assets:
   Expenses....................................                  0.87%*                       0.86%*
   Net investment income.......................                  3.34%*                       2.59%*

*    Annualized
**   Unannualized


--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




NY1000S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.









                               Semi-Annual Report
                                 October 31, 2000
                                   (Unaudited)















--------------------------------------------------------------------------------